Quarterly Holdings Report
for
Fidelity® Nordic Fund
January 31, 2024
NOR-NPRT1-0324
1.813058.119
Common Stocks - 96.2%
	Shares	Value ($)
Denmark - 37.6%
Carlsberg A/S Series B	41,500	5,339,699
Demant A/S (a)	64,100	2,916,192
DSV A/S	53,800	9,625,349
Genmab A/S (a)	21,600	5,972,878
Novo Nordisk A/S Series B	737,000	84,242,390
Tryg A/S	291,383	6,233,164
Vestas Wind Systems A/S (a)	342,000	9,642,696
TOTAL DENMARK		123,972,368
Finland - 11.7%
Elisa Corp. (A Shares)	152,200	6,949,387
Fortum Corp.	130,200	1,785,574
Neste OYJ	131,700	4,561,618
Nordea Bank Abp	1,401,944	17,276,001
Sampo Oyj (A Shares)	115,100	4,824,411
UPM-Kymmene Corp.	89,600	3,260,290
TOTAL FINLAND		38,657,281
Norway - 8.5%
DNB Bank ASA	325,700	6,331,519
Equinor ASA	283,300	8,107,222
Kongsberg Gruppen ASA	89,200	4,554,461
Mowi ASA	115,300	2,080,766
Norsk Hydro ASA	913,300	5,352,398
Selvaag Bolig ASA	321,200	963,547
TGS ASA	79,300	778,881
TOTAL NORWAY		28,168,794
Sweden - 38.4%
Alfa Laval AB	184,900	6,824,491
ASSA ABLOY AB (B Shares)	349,400	9,582,549
Atlas Copco AB (B Shares)	1,112,400	15,472,789
Autoliv, Inc.	16,700	1,788,904
Axfood AB	12,100	306,144
Beijer Alma AB (B Shares)	86,600	1,526,182
Eltel AB (a)(b)	1,544,681	1,062,774
Evolution AB (b)	67,100	7,885,660
Fortnox AB (c)	776,200	4,311,124
Haypp Group (a)	385,600	2,149,087
Hemnet Group AB	272,500	7,358,035
HEXPOL AB (B Shares)	304,170	3,495,720
Indutrade AB	277,600	6,783,516
Investor AB (B Shares)	774,500	18,300,755
Lagercrantz Group AB (B Shares)	394,353	5,176,365
Nibe Industrier AB (B Shares)	301,200	1,815,886
Nordnet AB	294,900	4,655,876
Rusta AB	148,900	1,047,643
Saab AB (B Shares)	91,900	5,941,424
Sandvik AB	489,000	10,276,775
Surgical Science Sweden AB (a)	124,000	2,134,059
Svenska Cellulosa AB SCA (B Shares)	272,700	3,722,335
Swedish Logistic Property AB (a)	131,004	394,649
Trelleborg AB (B Shares)	148,900	4,545,702
TOTAL SWEDEN		126,558,444
TOTAL COMMON STOCKS (Cost $230,289,195)		317,356,887

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	11,425,555	11,427,841
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	2,164,284	2,164,500
TOTAL MONEY MARKET FUNDS (Cost $13,592,340)		13,592,341

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $243,881,535)	330,949,228
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(837,935)
NET ASSETS - 100.0%	330,111,293

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,948,434 or 2.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,211,851	19,107,060	16,891,070	127,277	-	-	11,427,841	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,656,000	2,518,249	4,009,749	1,717	-	-	2,164,500	0.0%
Total	12,867,851	21,625,309	20,900,819	128,994	-	-	13,592,341

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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